Intangible Assets, Net (Details) - Schedule of intangible assets, net ¥ in Thousands, $ in Thousands		Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Cost Indefinite lived intangible assets | ¥		¥ 113,385
Total Cost			$ 517,543		$ 550,856
Total Accumulated amortization			(81,262)		(65,034)
Total Accumulated Impairment			(113,385)
Total Net amount			322,896		485,822
Indefinite lived Intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Indefinite lived intangible assets			366,070		398,789
Accumulated amortization Indefinite lived intangible assets
Accumulated Impairment Indefinite lived intangible assets			(113,385)
Net amount Indefinite lived intangible assets			252,685		398,789
Definite lived Intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Definite lived intangible assets			50,486		50,486
Accumulated amortization Definite lived intangible assets			(21,148)		(16,955)
Accumulated Impairment Definite lived intangible assets
Net amount Definite lived intangible assets			29,338		33,531
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Definite lived intangible assets			39,016		39,016
Accumulated amortization Definite lived intangible assets			(14,226)		(9,645)
Accumulated Impairment Definite lived intangible assets
Net amount Definite lived intangible assets			24,790		29,371
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Definite lived intangible assets			29,800		29,800
Accumulated amortization Definite lived intangible assets			(18,289)		(13,537)
Accumulated Impairment Definite lived intangible assets
Net amount Definite lived intangible assets			11,511		16,263
Student base [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Definite lived intangible assets			21,857		22,451
Accumulated amortization Definite lived intangible assets			(18,946)		(18,423)
Accumulated Impairment Definite lived intangible assets
Net amount Definite lived intangible assets			2,911		4,028
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Definite lived intangible assets	[1]		10,314		10,314
Accumulated amortization Definite lived intangible assets	[1]		(8,653)		(6,474)
Accumulated Impairment Definite lived intangible assets	[1]
Net amount Definite lived intangible assets	[1]		$ 1,661		$ 3,840

[1]	Others include core curriculum, software, backlog and license.